Share-based Payments - Summary of Weighted Average Fair Value of Awards at Grant Date (Details)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 4,394		¥ 4,192		¥ 4,527
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	4,394		4,192		4,527
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 2,215	$ 15.37	¥ 2,092	$ 13.00	¥ 2,273	$ 15.71